Financial Instruments and Financial Risk Management - Summary of Financial Assets and Liabilities Exposure to Foreign Currency Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Instruments [Line Items]
Trade and other receivables	$ 906,472	$ 952,915
Long-term debt	(2,355,477)	(2,309,428)	[1]
Currency Risk
Disclosure Of Financial Instruments [Line Items]
Trade and other receivables	41,021	53,423
Trade and other payables	(7,511)	(8,984)
Long-term debt	(1,651,596)	(1,653,291)
Balance sheet exposure	(1,618,086)	(1,608,852)
Long-term debt designated as investment hedge	1,655,000	1,655,000
Net balance sheet exposure	$ 36,914	$ 46,148

[1]	Recast for adjustments to provisional amounts of Daseke prior year’s business combination (see note 5c))